Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	ARIEL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000798365
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Ariel Fund (Prospectus Summary) | Ariel Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGFX
Ariel Fund (Prospectus Summary) | Ariel Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARAIX
Ariel Appreciation Fund (Prospectus Summary) | Ariel Appreciation Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAAPX
Ariel Appreciation Fund (Prospectus Summary) | Ariel Appreciation Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAAIX
Ariel Focus Fund (Prospectus Summary) | Ariel Focus Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARFFX
Ariel Focus Fund (Prospectus Summary) | Ariel Focus Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOYX
Ariel Discovery Fund (Prospectus Summary) | Ariel Discovery Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDFX
Ariel Discovery Fund (Prospectus Summary) | Ariel Discovery Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADYIX
Ariel International Equity Fund (Prospectus Summary) | Ariel International Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AINTX
Ariel International Equity Fund (Prospectus Summary) | Ariel International Equity Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AINIX
Ariel Global Equity Fund (Prospectus Summary) | Ariel Global Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLOX
Ariel Global Equity Fund (Prospectus Summary) | Ariel Global Equity Fund | Institutional Class (Class I)
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLYX